LEASES - consolidated statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Components of lease expense
Operating lease expense	$ 7,219	$ 13,522
Variable lease expense	579	1,159
Amortization of leased assets	637	1,232
Interest on lease liabilities	104	213
Total finance lease expense	741	1,445
Total lease expense	$ 8,539	$ 16,126